Financial instruments - Categories (Details) - EUR (€)	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 922,102,000	€ 2,145,632,000	€ 2,145,632,000	€ 1,657,461,000	€ 1,657,461,000	€ 978,109,000	€ 978,109,000
trade accounts receivable and other receivables	3,580,280,000		3,337,706,000
accounts receivable related parties	74,435,000		92,662,000
Derivatives cash flow hedging instruments	799,000		1,492,000
Derivatives not designated as hedging instruments	18,150,000		18,222,000
Equity investments	144,693,000		140,727,000
Debt securities	363,632,000		334,035,000
Other financial assets	225,513,000		251,963,000
Financial assets	€ 5,329,604,000		4,839,973,000			4,834,897,000
Financial Assets At Amortised Cost [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			620,145,000			620,145,000
Financial Assets At Amortised Cost [Member] | Loans And Receivables Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables			3,330,990,000			3,327,692,000
accounts receivable related parties			111,643,000			111,643,000
Other financial assets			130,964,000			129,614,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			357,964,000			357,964,000
Equity investments			7,259,000			7,259,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments			113,713,000			113,713,000
Assets And Liabilities Not Classified As Held For Sale [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables			58,336,000			58,144,000
Derivatives cash flow hedging instruments						561,000
Derivatives not designated as hedging instruments			561,000
Other financial assets			78,368,000			78,132,000
Assets And Liabilities Not Classified As Held For Sale [Member] | Financial Assets Availableforsale Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Debt securities			833,000			833,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Equity investments			10,537,000			10,537,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Financial Assets Availableforsale Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Equity investments			€ 16,010,000			16,010,000
Debt securities						€ 2,650,000